SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9   -   SHAREHOLDERS' EQUITY

A.	All share and per share amounts in the financial statements have been adjusted to reflect the Reverse Share Split.

B.	Ordinary shares

1.
The ordinary shares provide their owners with rights to receive dividends in cash and shares, and rights to participate at the time of distributing liquidation dividends. Additionally, the ordinary shareholders have the right to vote at shareholder meetings in a manner that each share provides one voting right to its holder.

2.	Changes in ordinary share capital

a)
On May 11, 2010, the Company issued, free of charge, to all of its shareholders (except for certain ordinary shareholders), warrants to purchase an aggregate of 32,174 ordinary shares (hereafter- "Anti-dilution Warrants"). The Anti-dilution Warrants were issued in order to prevent the dilution of the holdings of such Company shareholders due to certain options granted to the Company's CEO (hereafter- "CEO options"). The Anti-dilution Warrants were subject to automatic exercise, without consideration (unless the holder thereof objected to such exercise), upon the exercise by the Company's CEO of the CEO Options. The fair value of the Anti-dilution Warrants on the grant date was immaterial. Anti-dilution warrants to purchase 7,724 and 56 ordinary shares were exercised during the years ended December 31, 2018 and 2016, respectively. No such warrants were exercised during the year ended December 31, 2017. As of December 31, 2018, 7,246 Anti-dilution Warrants were outstanding.

b)
On February 24, 2015, the Company consummated an IPO in the U.S. of 166,667 units at a public offering price of $72 per unit, before underwriting discounts and offering expenses. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 25,000 additional units (together with an accompanying 37,500 Long Term Incentive Warrants). The option to purchase additional 8,334 units was partially exercised on March 6, 2015. The units were separated into one ordinary share and one-half of a Series A Warrant to purchase one ordinary share on March 18, 2015, and the units ceased to exist as of such date. On April 6, 2015, the option to purchase additional 12,500 ordinary shares and 6,250 Series A Warrants was partially exercised. The Company received net proceeds from the IPO and partial exercise of the over-allotment option of approximately $10.8 million (net of issuance cost of approximately $2.9 million, including certain warrants with a value of $196 issued in connection with the IPO).

c)	Immediately prior to the consummation of the IPO, certain members of the Company's management exercised options to purchase 25,624 ordinary shares granted to them under the 2006 Unit Option Plan.

d)
On August 20, 2014, the Company entered into a certain credit line agreement, pursuant to which it obtained a credit line in an aggregate principal amount of $12 million from certain lenders and existing shareholders (the "Lenders").  The credit line amount was deposited in an escrow account at the closing, which was consummated on October 14, 2014. The Company issued to each Lender at closing a warrant (collectively, the "Credit Line Warrants"), to purchase a number of the Company's ordinary shares constituting 2% of its share capital on a fully diluted basis (assuming conversion of all of the Company's convertible securities into ordinary shares at a 1:1 conversion rate) as of the closing for each $1 million (or portion thereof) extended by such Lender.  The Company issued Credit Line Warrants ("CLA Warrants") to purchase in the aggregate 221,556 of its ordinary shares.  The CLA Warrants are exercisable for a period of ten years at an exercise price of NIS 2.40 per share, and may be exercised on a net issuance basis.

Under the terms of the credit line agreement, the Company directed that the entire credit line amount (that was in escrow) be invested in the Private Placement, consummated simultaneously with the consummation of the IPO on February 24, 2015. The Company issued to the Lenders 166,667 units at a price of $72 per unit, before issuance cost. Each unit consisted of one ordinary share and one-half of a Series A Warrant to purchase one ordinary share. Each unit was issued with one and one-half non-transferrable Long Term Incentive Warrants. Each whole Series A Warrant entitles the holder to purchase one ordinary share at an exercise price of $90. Upon vesting, each Long Term Incentive Warrant entitles the holder to purchase one ordinary share at an exercise price of $82.80. The Company received net proceeds from the Private Placement of approximately $10.9 million (net of issuance cost of approximately $1.2 million, including certain warrants with a value of $125 issued in connection with the Private Placement).

e)
During the years ended December 31, 2018, 2017 and 2016, certain Private Placement investors exercised CLA Warrants to purchase an aggregate 22,501, 9,912 and 34,508 ordinary shares, respectively, on a cashless basis, which resulted in the expiration of 5,192, 243, and 761 CLA Warrants, respectively. As of December 31, 2018 and 2017, 7,389 and 35,082 CLA Warrants were outstanding, respectively.

f)
Upon the closing of the IPO, the Company issued warrants to purchase 8,334 ordinary shares at an exercise price of $90 to the IPO lead underwriter and warrants to purchase 1,250 ordinary shares at an exercise price of $60.72 to the Company's U.S. legal counsel.

g)
On June 24, 2015, the Company entered into Amendment No. 1 to the Warrant Agreement, dated June 24, 2015, between the Company and American Stock Transfer & Trust Company LLC, as Warrant Agent, to extend the Registration Due Date to the date which is 180 days following the date of closing of the Company's initial public offering (i.e., August 23, 2015) in order to allow the shareholders who were the original purchasers of IPO Units additional time to become the direct registered owners of the ordinary shares underlying the IPO Units. As of December 31, 2018, and December 31, 2017, 378,047 Long Term Incentive Warrants were outstanding.

h)
On August 11, 2016, the Company consummated a registered direct offering of 53,635 ordinary shares at a price of $22.80 per share and pre-funded warrants to purchase 209,524 ordinary shares at a purchase price of $22.20 per pre-funded warrant. The pre-funded warrants have an exercise price of $0.60 per share, subject to certain adjustments and will expire on August 11, 2023, unless otherwise extended in accordance with the terms of the pre-funded warrants.  The Company received gross proceeds from the August registered direct offering of approximately $5.9 million (including proceeds from the exercise of 47,917 pre-funded warrants at the closing of the offering).

On January 23, 2017, the remaining pre-funded warrants to purchase 24,167 ordinary shares were exercised, for additional proceeds of $14.5.

As of December 31, 2018, and December 31, 2017, there were no outstanding pre-funded warrants.

i)
On June 2, 2017, the Company consummated a registered direct offering of 112,460 ordinary shares at a price of $24.00 per share and a simultaneous private placement of one-year warrants to purchase 112,460 ordinary shares at an exercise price of $25.50 per share immediately exercisable. The Company received gross proceeds from the June registered direct offering of approximately $2.69 million. As of December 31, 2017, all the warrants issued in this offering were outstanding.

On June 2, 2018, all of the warrants issued in this offering expired.

j)
On November 22, 2017, the Company consummated a registered direct offering of 189,387 ordinary shares at a price of $13.20 per share and a simultaneous private placement of five-year warrants to purchase 142,042 ordinary shares at an exercise price of $15 per share immediately exercisable. The Company received gross proceeds from the November registered direct offering of approximately $2.5 million.

On April 25, 2018, 56,812 of these warrants were cashless exercised into 13,574 ordinary shares.
As of December 31, 2017, all the warrants issued in this offering were outstanding.
As of December 31, 2018, 85,228 of these warrants were outstanding.

k)
On May 8, 2018, the Company consummated an underwritten public offering (the “2018 Public Offering”) of 2,738,472 units (the “Units”), at a public offering price of $5.5 per unit, and 450,909 pre-funded units (the “Pre-funded Units”), at a public offering price of $5.49 per Pre-funded Unit. Each Unit consisted of one ordinary share of the Company and one Series C warrant to purchase one ordinary share of the Company. Each Pre-funded Unit consisted of one pre-funded warrant to purchase one ordinary share and one Series C Warrant to purchase one ordinary share. The exercise price of each pre-funded warrant included in the pre-funded unit was $0.01 per share. The Series C warrants have an exercise price of $5.50 per share, are exercisable immediately and will expire five years from the date of issuance.

The Company granted the underwriters a 30-day over-allotment option to purchase up to an additional 478,407 ordinary shares and/or Series C Warrants to purchase up to an additional 478,407 ordinary shares at the public offering price. The underwriters’ option was exercised in full on May 8, 2018.

The Company received gross proceeds from the 2018 Public Offering and exercise in full of the over-allotment option of approximately $20.2 million (before deducting underwriting discounts and commissions and other offering fees and expenses). During May 2018, the 450,909 pre-funded units were exercised in full in consideration of additional gross proceeds of $4.5.

On February 6, 2019, the Company issued 1,881,500 units, at a purchase price of $2.58 per unit, and 1,024,876 pre-funded units, at a purchase price of $2.57 per pre-funded unit, in a registered direct offering. Each unit consisted of one ordinary share of the Company and one Series D Warrant to purchase 0.5 ordinary share of the Company. Each pre-funded unit consisted of one pre-funded warrant to purchase one ordinary share and one Series D Warrant to purchase 0.5 ordinary share. The exercise price of each pre-funded warrant included in the pre-funded unit was $0.01 per share. The Series D Warrants have an exercise price of $2.58 per ordinary share and are immediately exercisable and will expire on the fifth anniversary of the original issuance date. The Company received gross proceeds from the February 2019 registered direct offering of approximately $7.5 million (including proceeds from the exercise of 1,024,876 pre-funded warrants), or $6.6 million, net of issuance expenses in the amount of $927.